NOV-29-2007 16:45 From: To:2027771030 P.2/2

07081748

NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

CELTNAS

Michael S. Emen
Senior Vice President
Listing Qualifications

RECD S.E.C.
NOV 29 2007
1086

1-12917

By Facsimile and First Class Mail

November 29, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
DEC 26 2007
THOMSON
FINANCIAL

Dear Ms. Peters:

This is to certify that on November 29, 2007 The Nasdaq Stock Market (the "Exchange") received from Reis, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $0.02 per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

END